Fees Summary	Aug. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,342,000
Previously Paid Amount	0.00
Total Fee Amount	788.48
Total Offset Amount	0.00
Net Fee	788.48
Narrative - Max Aggregate Offering Price	$ 5,342,000
Final Prospectus	true